Annual Report
December 31, 2001                                       [NEUBERGER BERMAN LOGO]



                         Neuberger Berman
                         Advisers
                         Management
                         Trust



--------------------------------------------------------------------------------




                         Socially
                         Responsive (Registered Trademark)
                         Portfolio





B1017 02/02

Socially Responsive Portfolio  Managers' Commentary
---------------------------------------------------

Macroeconomic trends nearly always have a material impact on equities returns. In 2001, the economy slid into recession and corporate earnings flagged. Not surprisingly, most of the leading equity market indices closed the year with losses. We monitor economic activity in an effort to position the portfolio in the right places at the right time. However, our focus is on identifying companies that meet our value investing and social policy criteria and that we believe can do better than their competitors in any economic environment. If we can buy such companies at valuations that make us comfortable, we believe over the long term, the portfolio can deliver superior relative returns. Our strategy generated slightly negative performance this year, but outperformed our benchmark indices, which showed more negative returns. In a more accommodating market climate, we believe this discipline can produce better absolute returns.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Return(1)

                Socially Responsive Portfolio     Russell 1000 (Registered Trademark) Value(2)         S&P 500(2)
1 Year                                 (3.58%)                                          (5.59%)          (11.88%)
Life of Fund                            3.21%                                            3.50%           (0.95)%
------------------------------------------------------------------------------------------------------------------
Inception Date                    02/18/1999

Comparison of a $10,000 Investment

[GRAPHIC OMITTED]

                                                Russell 1000
                   Socially Responsive     (Registered Trademark)
                       Portfolio                   Value              S&P 500
                   -------------------     ----------------------     -------

02/18/99                10,000                    10,000               10,000
06/30/99                11,500                    11,487               11,277
12/31/99                11,540                    10,925               12,146
06/30/00                10,999                    10,463               12,094
12/31/00                11,355                    11,691               11,041
06/30/01                10,887                    11,544               10,302
12/31/01                10,948                    11,038                9,729

                                                           Value as of 12/31/01
----------- Socially Responsive Portfolio                         $10,948
............ Russell 1000(Registered Trademark) Value              $11,038
=========== S&P 500                                                $9,729

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.

Our information technology investments had the most positive impact on returns this year. The tech holdings returned 18.05% versus a 25.74% decline for the tech component of the S&P 500. Although our timing was good--we increased our tech exposure prior to the strong fourth quarter rebound--value-oriented stock picking deserves most of the credit for our success in this sector. We enjoyed good returns from core holdings such as Dell Computer, (the lowest cost and most efficient marketer in the personal computer industry), Synopsys, (an innovator in electronic design automation software), and National Instrument, (a dominant player in the personal computer based test and measurement software business). In the second half of 2001, we established new positions in semiconductor equipment leader Teradyne and specialty semiconductor manufacturer Lattice Semiconductor, when these quality companies finally fell into our buying range. These new additions to the portfolio were outstanding fourth quarter performers.

Our consumer discretionary investments also posted superior relative returns. Top performers in this sector included Target Stores and Tricon Global Restaurants. At the beginning of the year, we believed discount retailers would perform better than department stores and upscale specialty retailers in a weak economy. We chose

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

Target over Walmart and other leading discounters because it was fundamentally more attractive and got much higher scores for socially responsive policies (Target donates 5% of pre-tax earnings to charities in the communities where it opens new stores). Tricon (Taco Bell, Pizza Hut, and Kentucky Fried Chicken) was a turnaround story, where improving operations were reflected in favorable same-store sales comparisons.

Our investments in the healthcare sector produced modestly positive returns versus a substantial loss for the healthcare component of the S&P 500. United HealthGroup, in our opinion the very best company in the managed-care sector, performed well. Johnson and Johnson also appeared on our Top Ten Performance list. J&J's surgical products division got a big boost from the favorable test results on a new drug-coated stent used in heart surgery. The company's diversified home health products line also helped shield J&J from some of the problems that plagued other leading pharmaceuticals companies.

Investments in the energy sector were a drag on performance. Most of the damage was done in the first half of the year as energy services and natural gas exploration and production stocks fell in tandem with natural gas and oil prices. Around mid-year we liquidated our positions in Schlumberger and Anandarko Petroleum and replaced them with investments in Baker Hughes and Newfield Exploration, both of which performed relatively well over the balance of the year.

Looking ahead to 2002, there are a number of favorable economic trends in place. Federal Reserve rate cuts are still working their way through the system. The economy is receiving additional stimulus from low mortgage rates and low energy prices. The inventory cycle is turning up. Recent years' aggressive cost cutting should enhance corporate earnings leverage. At issue is how much of this good economic news is already reflected in stock prices. We suspect the market may have gotten a bit ahead of improving fundamentals in the fourth quarter, and may not be able to sustain momentum in the near term.

Regardless of what the market has in store for us, we will continue to seek to invest in what we feel are the best socially responsive companies selling at reasonable prices, with confidence that buying good stocks at attractive valuations will continue to reward shareholders.

Sincerely,

                              /s/ Janet W. Prindle


                              /s/ Arthur Moretti


                               JANET W. PRINDLE
                              AND ARTHUR MORETTI
                             PORTFOLIO CO-MANAGERS

1. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed may be worth more or less than original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.


2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Russell 1000 (Registered Trademark) Index measures the performance of the 1,000 largest companies in the Russell 3000 (Registered Trademark) Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 (Registered Trademark) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

While the benchmark used for comparative purposes is a Russell index, Neuberger Berman applies the classification system of Standard & Poor's (Global Industry Classification Standard) to derive the component economic sectors of the Russell index. Any sector-weighting comparison between the fund and the index in this material is based on the same sector derivations.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

Schedule of Investments Socially Responsive Portfolio
-----------------------------------------------------

Number of Shares                            Market Value+

Common Stocks (94.6%)

Communications (8.3%)
 3,600      Comcast Corp. Class A Special     $  129,600*
12,300      Liberty Media                        172,200*[L]
                                              ----------
                                                 301,800
Consumer Goods & Services (2.3%)
 1,385      Kimberly-Clark                        82,823

Diversified (8.3%)
 2,310      Danaher Corp.                        139,316[L]
 2,765      Tyco International                   162,859
                                              ----------
                                                 302,175
Energy (7.8%)
 2,100      Baker Hughes                          76,587
 1,635      BP Amoco ADR                          76,044
 3,715      Newfield Exploration                 131,919*
                                              ----------
                                                 284,550
Financial Services (10.5%)
 3,360      Citigroup Inc.                       169,613[L]
 1,635      Hartford Financial Services Group    102,727
 3,005      J.P. Morgan Chase                    109,232
                                              ----------
                                                 381,572
Health Care (12.2%)
   715      Amgen Inc.                            40,354*
 2,530      Johnson & Johnson                    149,523
 1,900      Merck & Co.                          111,720
 2,010      UnitedHealth Group                   142,248
                                              ----------
                                                 443,845
Insurance (4.5%)
 1,085      Progressive Corp.                    161,991

Oil & Gas (0.4%)
   400      Nabors Industries                     13,732*

Real Estate (7.8%)
 4,175      Equity Office Properties Trust       125,584
 5,500      Equity Residential
              Properties Trust                   157,905
                                              ----------
                                                 283,489
Retail (3.5%)
 2,345      Target Corp.                          96,262
   660      Tricon Global Restaurants             32,472*
                                              ----------
                                                 128,734
Retail Grocery (3.4%)
 3,960      Albertson's Inc.                     124,700

Technology (19.2%)
 5,200      Dell Computer                        141,336*
   800      IBM                                   96,768
 3,900      Lattice Semiconductor                 80,223*
 3,500      National Instruments                 131,110*
 2,460      Synopsys, Inc.                       145,312*[L]
 3,400      Teradyne, Inc.                       102,476*
                                              ----------
                                                 697,225
Transportation (2.0%)
 1,500      Canadian National Railway             72,420

Utilities (4.4%)
 4,660      KeySpan Corp.                        161,469

Total Common Stocks (Cost $3,243,669)          3,440,525
                                              ----------
Warrants (0.0%)
 2,900      Dime Bancorp (Cost $758)                 435*
                                              ----------
Principal Amount
  U.S. Government Agency Securities (6.9%)      $250,000
  Fannie Mae, Discount Notes,
  1.75%, due 1/3/02 (Cost $249,976)              249,976#
                                              ----------
Short-Term Investments (9.3%)                    337,646
  N&B Securities Lending
  Quality Fund, LLC (Cost $337,646)              337,646#
                                              ----------
Total Investments (110.8%)(Cost $3,832,049)    4,028,582##
  Liabilities, less cash, receivables and
  other assets [(10.8%)]                        (390,844)
                                              ----------
Total Net Assets (100.0%)                     $3,637,738
                                              ----------

                                       5
See Notes to Schedule of Investments

Notes to Schedule of Investments Socially Responsive Portfolio
--------------------------------------------------------------

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At December 31, 2001, the cost of investments for U.S. Federal income tax purposes was $3,843,959. Gross unrealized appreciation of investments was $216,121 and gross unrealized depreciation of investments was $31,498, resulting in net unrealized appreciation of $184,623, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).





                                       6
See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Statement of Assets and Liabilities
-----------------------------------

                                                                                           Socially
                                                                                         Responsive
Neuberger Berman Advisers Management Trust                                                Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments       $4,028,582
----------------------------------------------------------------------------------------------------
  Cash                                                                                        23,789
----------------------------------------------------------------------------------------------------
  Dividends receivable                                                                         2,797
----------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                              6,136
----------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                              191
====================================================================================================

Total Assets                                                                               4,061,495
====================================================================================================

Liabilities
  Payable for collateral on securities loaned (Note A)                                       337,646
----------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                            72,439
----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                               174
----------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                       1,309
----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                            6,819
----------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          5,370
====================================================================================================

Total Liabilities                                                                            423,757
====================================================================================================

Net Assets at value:                                                                      $3,637,738
====================================================================================================

Net Assets consist of:
  Paid-in capital                                                                         $3,563,812
----------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                     796
----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                    (123,403)
----------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                         196,533
====================================================================================================

Net Assets at value                                                                       $3,637,738
====================================================================================================

Shares Outstanding ($.001 par value; unlimited shares authorized)                            337,318
----------------------------------------------------------------------------------------------------

Net Asset Value, offering and redemption price per share                                  $    10.78
====================================================================================================

*Cost of Investments                                                                      $3,832,049
====================================================================================================


                                       7
See Notes to Financial Statements

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2001


Statement of Operations
-----------------------

                                                                                      Socially
                                                                                    Responsive
Neuberger Berman Advisers Management Trust                                           Portfolio
Investment Income

Income:
Dividend income                                                                        $ 25,391
-----------------------------------------------------------------------------------------------
Interest income (Note A)                                                                  8,312
-----------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                            (112)
===============================================================================================
Total income                                                                             33,591
===============================================================================================
Expenses:
Investment management fee (Note B)                                                       11,811
-----------------------------------------------------------------------------------------------
Administration fee (Note B)                                                               6,442
-----------------------------------------------------------------------------------------------
Auditing fees                                                                               205
-----------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                  13,219
-----------------------------------------------------------------------------------------------
Insurance expense                                                                            31
-----------------------------------------------------------------------------------------------
Legal fees                                                                                  324
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                      19,791
-----------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              41,750
-----------------------------------------------------------------------------------------------
Miscellaneous                                                                               701
===============================================================================================
Total expenses                                                                           94,274
Expenses reimbursed by administrator and reduced by custodian fee expense offset        (61,479)
===============================================================================================
  arrangement (Note B)
===============================================================================================
Total net expenses                                                                       32,795
===============================================================================================
Net investment income (loss)                                                                796
===============================================================================================

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                   (9,399)
-----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                                     (14,737)
     ==========================================================================================
Net gain (loss) on investments                                                          (24,136)
===============================================================================================
Net increase (decrease) in net assets resulting from operations                        $(23,340)
===============================================================================================



                                       8
See Notes to Financial Statements

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

Statement of Changes in Net Assets
----------------------------------

                                                                           Socially Responsive Portfolio
Neuberger Berman Advisers Management Trust                                --------------------------------
                                                                                  Year Ended December 31,
                                                                                   2001             2000
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)                                                $       796       $   (5,773)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          (9,399)        (114,004)
---------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments             (14,737)         109,779
=========================================================================================================
Net increase (decrease) in net assets resulting from operations                 (23,340)          (9,998)
=========================================================================================================

Distributions to Shareholders From:
Net investment income                                                                --           (3,679)
---------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     --          (15,944)
=========================================================================================================
Total distributions to shareholders                                                  --          (19,623)
=========================================================================================================

From Fund Share Transactions:
Proceeds from shares sold                                                     7,937,996        1,455,741
---------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                            --           19,623
---------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                 (6,485,666)        (584,527)
=========================================================================================================
Net increase (decrease) from Fund share transactions                          1,452,330          890,837
=========================================================================================================

Net Increase (Decrease) in Net Assets                                         1,428,990          861,216

Net Assets:
Beginning of year                                                             2,208,748        1,347,532
=========================================================================================================
End of year                                                                 $ 3,637,738       $2,208,748
=========================================================================================================
Accumulated undistributed net investment income (loss) at end of year       $       796       $       --
=========================================================================================================

Number of Fund Shares:
Sold                                                                            718,407          130,860
---------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                                --            1,914
---------------------------------------------------------------------------------------------------------
Redeemed                                                                       (578,904)         (51,690)
=========================================================================================================
Net increase (decrease) in shares outstanding                                   139,503           81,084
=========================================================================================================


                                       9
See Notes to Financial Statements

Notes to Financial Statements Socially Responsive Portfolio
-----------------------------------------------------------

     Note A--Summary Of Significant Accounting Policies:

1 General: Socially Responsive Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Socially Responsive Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Socially Responsive Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Socially Responsive Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($68,805 expiring in 2008, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     For the years ended December 31, 2001 and 2000, there were no significant differences between the book basis and tax basis character of distributions to shareholders. Additionally, at year-end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

6 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.

7 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At December 31, 2001, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the year ended December 31, 2001 were $331,026, $337,646 and $1,085, respectively.

8 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

9 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

Notes to Financial Statements Socially Responsive Portfolio cont'd
------------------------------------------------------------------


     Note B--Management Fees, Administration Fees, Distribution Arrangements, And Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     Prior to June 7, 2001, the Fund paid Management a fee for investment management services at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

     Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.

     Management has contractually undertaken through April 30, 2002 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the year ended December 31, 2001, such excess expenses amounted to $60,225. The Fund has agreed to repay Management through December 31, 2005 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the year ended December 31, 2001, there was no reimbursement to Management. At December 31, 2001, the Fund has a contingent liability to Management under the agreement of $139,871, not repaid through December 31, 2001.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,254.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


     Note C--Securities Transactions:

     During the year ended December 31, 2001, there were purchase and sale transactions (excluding short-term securities) of $7,944,236 and $6,568,611, respectively.

     During the year ended December 31, 2001, brokerage commissions on securities transactions amounted to $14,504, of which Neuberger received $13,707, and other brokers received $797.


     Note D--Line Of Credit:

     At December 31, 2001, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2001, nor had the Fund utilized this line of credit at any time prior to that date.

Financial Highlights Socially Responsive Portfolio+
---------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]

                                                                                                    Period from
                                                                                             February 18, 1999^
                                                                 Year Ended December 31,        to December 31,
                                                                -------------------------   -------------------
                                                                       2001          2000                  1999
Net Asset Value, Beginning of Period                                 $11.17        $11.54                $10.00
                                                                    -------       -------              --------
Income From Investment Operations
Net Investment Income (Loss)                                             --          (.04)                  .03
Net Gains or Losses on Securities (both realized and
 unrealized)                                                           (.39)         (.17)                 1.51
                                                                   --------       -------              --------
Total From Investment Operations                                       (.39)         (.21)                 1.54
                                                                   --------       -------              --------
Less Distributions
From Net Investment Income                                               --          (.03)                   --
From Net Capital Gains                                                   --          (.13)                   --
                                                                   --------      -------              ---------
Total Distributions                                                      --          (.16)                   --
                                                                   --------      -------              ---------
Net Asset Value, End of Period                                       $10.78        $11.17                $11.54
                                                                   --------      -------              ---------
Total Return++                                                        -3.58%        -1.61%               +15.40%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                              $  3.6        $  2.2                $  1.3
Ratio of Gross Expenses to Average Net Assets#                         1.59%         1.68%                 1.68%*
Ratio of Net Expenses to Average Net Assets[SS]                        1.53%         1.54%                 1.53%*
Ratio of Net Investment Income (Loss) to Average Net Assets             .04%         (.33)%                 .35%*
Portfolio Turnover Rate                                                 277%           92%                   72%



                                       14
See Notes to Financial Highlights

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Notes to Financial Highlights Socially Responsive Portfolio
-----------------------------------------------------------

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Socially Responsive Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


[SS] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:


                                             Period from February 18, 1999
                  Year Ended December 31,                  to December 31,
                  ----------------------------------------------------------
                   2001              2000                             1999

                  4.33%             2.40%                            9.04%

^      The date investment operations commenced.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*      Annualized

**     Not annualized.

Report of Ernst & Young LLP, Independent Auditors
-------------------------------------------------


To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Socially Responsive Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Socially Responsive Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Socially Responsive Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                            /s/ Ernst & Young LLP




Boston, Massachusetts
February 1, 2002

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


Trustees and Officers (Unaudited)
---------------------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
Name, Age, and Address (1)      Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John Cannon (71)            Trustee since    Retired. Formerly, Chairman              26        Independent Trustee or
                             1994             and Chief Investment Officer of                    Director of three series of
                                              CDC Capital Management                             Oppenheimer Funds:
                                              (registered investment adviser)                    Limited Term New York
                                              (1993-Jan. 1999).                                  Municipal Fund, Rochester
                                                                                                 Fund Municipals, and
                                                                                                 Oppenheimer Convertible
                                                                                                 Securities Fund, 1992 to
                                                                                                 present.
-----------------------------------------------------------------------------------------------------------------------------------
 Faith Colish (66)           Trustee since    Attorney at Law and President,           26
                             1982             Faith Colish, A Professional
                                              Corporation; 1980 to present.
-----------------------------------------------------------------------------------------------------------------------------------
 Walter G. Ehlers (68)       Trustee since    Consultant.                              26
                             1989
-----------------------------------------------------------------------------------------------------------------------------------
 C. Anne Harvey (63)         Trustee since    Consultant, C. A. Harvey                 26
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the
                                              New York Stock Exchange
                                              Board of Directors, 1998 to
                                              present; Secretary, Board of
                                              Associates to The National
                                              Rehabilitation Hospital's Board
                                              of Directors; Director of
                                              American Association of Retired
                                              Persons (AARP), 1978 to
                                              December 2000; Member,
                                              American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America,
                                              1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                               Position and                                       Fund Complex
                              Length of Time                                       Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (68)           Trustee since    Senior Vice President and                26
                             1988             General Counsel of Loews
                                              Corporation (diversified
                                              financial corporation).
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Kavesh (74)       Trustee since    Professor of Finance and                 26       Director, Delaware Labs,
                             1986             Economics at Stern School of                      1978 to present (cosmetics).
                                              Business, New York University.
-----------------------------------------------------------------------------------------------------------------------------------
 Howard A. Mileaf (64)       Trustee since    Retired. Director, State Theatre         26       Formerly, Director of Kevlin
                             1984             of New Jersey (not-for-profit                     Corporation (manufacturer of
                                              theater), 2000 to present;                        microwave and other
                                              Formerly, Vice President and                      products).
                                              Special Counsel to WHX
                                              Corporation (holding company);
                                               1993-2001.
-----------------------------------------------------------------------------------------------------------------------------------
 John P. Rosenthal (69)      Trustee since    Senior Vice President of                 26       Formerly, Director, Cancer
                             1985             Burnham Securities Inc. (a                        Treatment Holdings, Inc.
                                              registered broker-dealer) since
                                              1991; Director, 92nd Street Y
                                              (non-profit), 1967 to present.
-----------------------------------------------------------------------------------------------------------------------------------
 William E. Rulon (69)       Trustee since    Retired. Senior Vice President           26       Director of Prandium, Inc.
                             1986             of Foodmaker. Inc. (operator                      since March 2001
                                              and Franchiser of Restaurants)                    (restaurants).
                                              until January 1997; Secretary of
                                              Foodmaker, Inc. until July 1996;
                                              Director, Pro-Kids Golf and
                                              Learning Academy, 1998 to
                                              present (teach golf and
                                              computer usage to "at risk"
                                              children).
-----------------------------------------------------------------------------------------------------------------------------------
 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford                26       Formerly, Director of Capital
                             1982             Partners and Oxford Bioscience                    Cash Management Trust
                                              Partners (venture capital                         (money market fund) and
                                              partnerships) and President of                    Prime Cash Fund.
                                              Oxford Venture Corporation.
-----------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                               Position and                                         Fund Complex
                              Length of Time                                         Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)      Served(2)         Principal Occupation(s) (3)         Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (51)        Trustee since     President and CEO of Westaff,              26      Director, H&R Block, Inc.
                             2000              Inc., May 2001 to January 2002                     (financial services company),
                                               (temporary staffing); General                      May 2001 to present;
                                               Partner of Seip Investments LP                     Director, General Magic
                                               (a private investment                              (voice recognition software),
                                               partnership); Senior Executive at                  November 2001 to present;
                                               the Charles Schwab                                 Director, Forward
                                               Corporation from 1983 to 1999;                     Management, Inc. (asset
                                               including Chief Executive                          management), 2001-present;
                                               Officer of Charles Schwab                          Member of the Board of
                                               Investment Management, Inc.                        Directors of E-Finance
                                               and Trustee of Schwab Family                       Corporation (credit
                                               of Funds and Schwab                                decisioning services), 1999 to
                                               Investments from 1997 to 1998;                     present; Director,
                                               Executive Vice President-Retail                    Save-Daily.com (micro
                                               Brokerage for Charles Schwab                       investing services), 1999 to
                                               Investment Management from                         present; Formerly, Director of
                                               1994 to 1997.                                      Offroad Capital Inc.
                                                                                                  (pre-public internet
                                                                                                  commerce company).
-----------------------------------------------------------------------------------------------------------------------------------
 Gustave H. Shubert (72)     Trustee since     Senior Fellow/Corporate                    26
                             1989              Advisor and Advisory Trustee of
                                               Rand (a non-profit public
                                               interest research institution)
                                               since 1989; Honorary Member
                                               of the Board of Overseers of the
                                               Institute for Civil Justice, the
                                               Policy Advisory Committee of
                                               the Clinical Scholars Program at
                                               the University of California, the
                                               American Association for the
                                               Advancement of Science, the
                                               Council on Foreign Relations,
                                               and the Institute for Strategic
                                               Studies (London); advisor to the
                                               Program Evaluation and
                                               Methodology Division of the
                                               U.S. General Accounting Office;
                                               formerly Senior Vice President
                                               and Trustee of Rand.
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd
----------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                               Position and                                      Fund Complex
                              Length of Time                                      Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)        Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Candace L. Straight (54)    Trustee since    Private investor and consultant          26
                             1983             specializing in the insurance
                                              industry; Advisory Director of
                                              Securities Capital LLC (a global
                                              private equity investment firm
                                              dedicated to making
                                              investments in the insurance
                                              sector).
-----------------------------------------------------------------------------------------------------------------------------------
 Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta             26
                             1984             Region, Ford Motor Credit
                                              Company since August, 1997;
                                              prior thereto, President, Ford
                                              Life Insurance Company,
                                              April 1995 until August 1997.
-----------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (48)     President and    Executive Vice President and             26      Executive Vice President,
                             Trustee since    Chief Investment Officer of                      Chief Investment Officer and
                             1999             Neuberger Berman since 1999;                     Director of Neuberger
                                              Executive Vice President and                     Berman Inc. (holding
                                              Chief Financial Officer of NB                    company) since 1999;
                                              Management from                                  Chairman since May 2000
                                              November 1999 to March 2000;                     and Director of NB
                                              Vice President of NB                             Management since
                                              Management from 1990 until                       January 1996.
                                              1999; Partner or Principal of
                                              Neuberger Berman from 1993.
-----------------------------------------------------------------------------------------------------------------------------------
 Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy                26      Director of Legg Mason, Inc.
                             1993             Committee, Edward Jones,                         (financial services holding
                                              1993-2001; President of the                      company), 1993 to present;
                                              Securities Industry Association                  Director, Boston Financial
                                              ("SIA") (securities industry's                   Group (real estate and tax
                                              representative in government                     shelters) 1993-1999.
                                              relations and regulatory matters
                                              at the federal and state levels)
                                              from 1974-1992; Adviser
                                              to SIA from November
                                              1992-November 1993.
-----------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                Portfolios in
                               Position and                                     Fund Complex
                              Length of Time                                     Overseen by   Other Directorships Held Outside
 Name, Age, and Address (1)     Served (2)       Principal Occupation(s) (3)       Trustee         Fund Complex by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Peter E. Sundman* (42)      Chairman of      Executive Vice President of      26             Executive Vice President and
                             the Board,       Neuberger Berman since 1999;                    Director of Neuberger
                             Chief            Principal of Neuberger Berman                   Berman Inc. (holding
                             Executive        from 1997 until 1999; Senior                    company) since 1999;
                             Officer and      Vice President of NB                            President and Director of NB
                             Trustee since    Management from 1996 until                      Management since 1999.
                             1999             1999; Director of Institutional
                                              Services of NB Management
                                              from 1988 until 1996.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

                                             Position and
 Name, Age, and Address (1)           Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1986                      Vice President-Mutual Fund Board Relations
                                                                         of NB Management since 2000; Employee of
                                                                         Neuberger Berman since 1999; Vice President
                                                                         of NB Management from 1986 to 1999;
                                                                         Secretary of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator.

Robert Conti (45)              Vice President since 2000                 Vice President of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Controller of NB
                                                                         Management until 1996; Treasurer of NB
                                                                         Management from 1996 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Stacy Cooper-Shugrue (38)      Assistant Secretary since 1991            Employee of Neuberger Berman since 1999;
                                                                         Assistant Vice President of NB Management
                                                                         from 1993 to 1999; Assistant Secretary of two
                                                                         other mutual funds for which NB Management
                                                                         acts as investment manager and administrator.

Barbara DiGiorgio (43)         Assistant Treasurer since 1996            Vice President of Neuberger Berman since
                                                                         1999; Assistant Vice President of NB
                                                                         Management from 1993 to 1999; Assistant
                                                                         Treasurer since 1996 of two other mutual funds
                                                                         for which NB Management acts as investment
                                                                         manager and administrator.

Brian J. Gaffney (48)          Vice President since 2000                 Managing Director of Neuberger Berman since
                                                                         1999; Senior Vice President of NB
                                                                         Management since 2000; Vice President of NB
                                                                         Management from 1997 until 1999; Vice
                                                                         President of two other mutual funds for which
                                                                         NB Management acts as investment manager
                                                                         and administrator since 2000.

Richard Russell (55)           Treasurer and Principal Financial and     Vice President of Neuberger Berman since
                               Accounting Officer since 1993             1999; Vice President of NB Management from
                                                                         1993 until 1999; Treasurer and Principal
                                                                         Financial and Accounting Officer of two other
                                                                         mutual funds for which NB Management acts
                                                                         as investment manager and administrator.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2001

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
-----------------------------------------------------------------------------------------------------------------
Frederic B. Soule (54)         Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Vice President of NB Management from
                                                                  1995 until 1999; Vice President of two other
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Celeste Wischerth (40)         Assistant Treasurer since 1993     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1994 to 1999; Assistant
                                                                  Treasurer since 1996 of two other mutual funds
                                                                  for which NB Management acts as investment
                                                                  manager and administrator.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.